UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

DINANN
1651069 EXP. 12.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Global Fixed Income Opportunities Fund

Annual Report

October 31, 2016

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	42
Statement of Operations	43
Statements of Changes in Net Assets	45
Notes to Financial Statements	46
Financial Highlights	69
Report of Independent Registered Public Accounting Firm	75
Investment Advisory Agreement Approval	76
Privacy Notice	79
Trustee and Officer Information	84

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2016

Total Return for the 12 Months Ended October 31, 2016
Class A	Class B	Class L	Class I	Class C	Class IS	Bloomberg Barclays Global Aggregate Index[1]	Lipper Global Income Funds Index[2]
3.72%	2.94%	3.48%	4.00%	3.03%	4.07%	5.59%	4.93%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The reporting period began with a rally that started in October 2015. However, by December, renewed concerns about commodity prices and China's economy again pressured riskier sectors. This led to a weakening in corporate bonds with energy or commodity exposure, across both the investment grade and high yield markets, and in emerging market debt, especially commodity exporters. As yield spreads widened, most non-government sectors underperformed Treasuries in the fourth quarter. December marked the occurrence of a risk event that has captured market attention for much of the past two and a half years: the initial Federal Reserve (Fed) rate hike. Since the event had been widely anticipated, the overall market reaction was muted and the market subsequently shifted its attention to the future path of interest rates. The U.S. dollar did rally broadly against world currencies, as markets anticipated the Fed rate hike.

Subsequently, in the first quarter of 2016, markets took investors on a roller coaster ride. The beginning of the quarter through mid-February was a severe "risk-off" period, which saw declines in many asset prices, a widening of credit spreads, and a rally in developed market government bonds. The second half of the quarter saw almost a complete reversal, with many markets finishing the quarter nearly where they started.

Yields on risk assets rose at the start of the first quarter due to uncertainty over China's policy to devalue the renminbi and falling oil prices. However, these conditions reversed starting in late February, despite other "risk-off" episodes later in the first quarter and during the second quarter. After beginning with concerns about the late-June Brexit vote, the third quarter ended with the market's focus back where it has been for much of the post-crisis period — on central banks. Risk assets have remained relatively well supported, as "risk-off" periods have continued to be followed by pledges of global central bank easy monetary policy and coordination.

On a sector basis, the investment grade and high yield credit markets have remained well supported despite volatility early in the period. In the beginning of 2016, weaker expectations for oil demand combined with fears of new supply coming on line, particularly from Iran where sanctions were loosened during the month, pushed oil prices down to levels not seen in a decade. The broader commodity market suffered from similar fears of high supply and weaker demand, and iron ore and copper prices both reached cycle low levels. In addition, concerns about the rising potential for weakness in the U.S. economy arising from contagion from the emerging world put further pressure on markets. While all parts of the global credit market were weaker, the industrials sector meaningfully underperformed the financial sector, to a large part reflecting the negative performance of sectors exposed to commodity prices. The market has since experienced a rally in risk assets and recovery in credit markets. Global credit has also benefited from the technical support afforded by accommodative central bank policy and depressed global yields.

The mortgage-backed securities (MBS) credit sectors suffered spread widening in early 2016; however, non-agency residential mortgage-backed securities (RMBS) have been relatively resilient while commercial mortgage-backed securities (CMBS) have lagged in the recovery. While non-agency RMBS spreads did widen in early 2016, the sector was relatively resilient and the relatively small amount of spread widening was largely a result of a rise in global risk premium rather than increased credit risks in the U.S. housing and mortgage markets. Spreads on non-agency RMBS are now at their tightest levels since 2014 for most securities. U.S. housing market and mortgage market fundamentals have remained positive. CMBS underperformed most credit sectors in 2016 year-to-date. Commercial real estate fundamental conditions have been strong as unemployment has remained low and the U.S. economy has continued its moderate growth. However, the technical landscape has been challenged given concerns over supply/demand dynamics and the effect of the substantial increase in property values over the last few years on late-2015 and 2016 vintage origination CMBS. We have favored more seasoned CMBS issues, which have benefited from recent property price appreciation, over newly originated deals which may have somewhat inflated property valuations as part of their underwriting.

After a turbulent start for emerging market debt in 2016, we have remained cautiously optimistic on the sector. Emerging market (EM) debt experienced broad-based weakness in the fourth quarter of 2015 and the start of 2016, as the potential for rising U.S. interest rates, the uncertain path of Chinese economic growth, currency and monetary policy, and the direction of commodity prices were risk factors weighing on EM asset prices. EM assets have since recovered along with other risk assets as fundamentals, technicals, and the macro environment have been supportive. While there are select pockets of concern in emerging markets specifically linked to future trade policies, the various factors both pushing and pulling investors into EM fixed income remain in place: developed market yields remain very low, economic data in emerging markets appears to have stabilized, fears of multiple Fed rate hikes have subsided and concerns of a sharp slowdown in China have diminished.

Performance Analysis

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund underperformed both the Bloomberg Barclays Global Aggregate Index (the "Index") and the Lipper Global Income Funds Index for the 12 months ended October 31, 2016, assuming no deduction of applicable sales charges.

The Fund's duration and interest rate positioning, which is shorter than that of the Index and managed in part using interest rate futures, was the largest detractor from performance; this positioning was unfavorable as global interest rates fell. Currency positioning, which was nearly 100 percent hedged to the U.S. dollar using foreign exchange forward contracts, also had a large negative impact on relative performance during the period as the U.S. dollar fell in value, most notably versus the Japanese yen. Overweight positions in high yield credit, bank loans, and non-agency residential mortgage-backed securities contributed positively to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 10/31/16
Corporate Bonds	36.5%
Sovereign	24.0
Mortgages — Other	13.1
Asset-Backed Securities	8.0
U.S. Treasury Securities	5.6
Short-Term Investments	4.9
Commercial Mortgage-Backed Securities	4.5
Variable Rate Senior Loan Interests	2.4
Collateralized Mortgage Obligations — Agency Collateral Series	1.0
Agency Fixed Rate Mortgages	0.0	*

+  Does not include open short futures contracts with an underlying face amount of $50,117,067 with total unrealized appreciation of $450,867. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $4,652,214 and does not include open swap agreements with net unrealized depreciation of $413,384.

*  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 10/31/16
AAA	12.2%
AA	2.8
A	14.2
BBB	18.9
BB	16.4
B or Below	22.7
Not Rated	12.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2016 (unaudtied)
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares*** (since 07/28/97) DINCX	Class I Shares† (since 07/28/97) DINDX	Class C Shares†† (since 04/30/15) MSIPX		Class IS Shares††† (since 09/13/13) MGFOX
1 Year	3.72 –0.61[4]	%[3]	2.94 –2.04[4]	%[3]	3.48 —%[3]	4.00 —%[3]	3.03 2.03[4]	%[3]	4.07 —%[3]
5 Years	4.95[3] 4.03[4]		4.26[3] 3.92[4]		4.60[3] —	5.29[3] —	— —		— —
10 Years	4.79[3] 4.33[4]		4.26[3] 4.26[4]		4.30[3] —	5.11[3] —	— —		— —
Since Inception	3.97[3] 3.74[4]		4.39[3] 4.39[4]		3.41[3] —	4.25[3] —	0.32[3] 0.32[4]		4.41[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Bloomberg Barclays Global Aggregate Index provides a broadbased measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2016.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/16 – 10/31/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	05/01/16	10/31/16	05/01/16 – 10/31/16
Class A
Actual (3.38% return)	$1,000.00	$1,033.80	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.01	$4.17
Class B
Actual (3.16% return)	$1,000.00	$1,031.60	$8.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.19	$8.01
Class L
Actual (3.25% return)	$1,000.00	$1,032.50	$5.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.81	$5.38
Class I
Actual (3.49% return)	$1,000.00	$1,034.90	$2.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.42	$2.75
Class C
Actual (3.01% return)	$1,000.00	$1,030.10	$8.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.24	$7.96
Class IS
Actual (3.53% return)	$1,000.00	$1,035.30	$2.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.77	$2.39

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.82%, 1.58%, 1.06%, 0.54%, 1.57% and 0.47% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.87%, 1.74%, 1.11%, 0.60%, 1.63% and 0.53% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively.

    Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (36.0%)
		Australia (1.9%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)(b)	3.375%		03/22/27	$944,598
		Energy
	1,200	APT Pipelines Ltd. (a)(b)	4.20		03/23/25	1,241,272
EUR	2,000	Origin Energy Finance Ltd.	7.875	(c)	06/16/71	2,337,044
	500	Santos Finance Ltd.	8.25	(c)	09/22/70	566,398
						4,144,714
		Finance
	1,800	Commonwealth Bank of Australia	2.00	(c)	04/22/27	1,981,807
		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125		06/01/26	2,244,381
		Total Australia				9,315,500
		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	(c)	10/09/43	724,219
		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(c)	(d)	1,179,101
	700	Solvay Finance SA	5.425	(c)	(d)	831,017
		Total Belgium				2,010,118
		Brazil (0.5%)
		Consumer, Non-Cyclical
	800	BRF SA	2.75		06/03/22	906,128
		Finance
	$800	Banco ABC Brasil SA	7.875		04/08/20	836,000
	450	Banco Daycoval SA (b)	5.75		03/19/19	461,250
						1,297,250
		Total Brazil				2,203,378

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Canada (0.5%)
		Basic Materials
	$410	Eldorado Gold Corp. (b)	6.125%		12/15/20	$416,150
	815	HudBay Minerals, Inc.	9.50		10/01/20	839,450
	500	Lundin Mining Corp. (b)	7.50		11/01/20	533,750
						1,789,350
		Consumer, Cyclical
	750	Air Canada (a)(b)	7.75		04/15/21	826,875
		Total Canada				2,616,225
		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (b)	6.625		02/12/45	451,468
		China (0.6%)
		Communications
	1,400	Baidu, Inc.	2.75		06/09/19	1,433,138
	631	Ctrip.com International Ltd.	1.25		10/15/18	783,229
						2,216,367
		Utilities
	750	ENN Energy Holdings Ltd.	0.00	(e)	02/26/18	776,250
		Total China				2,992,617
		Colombia (0.2%)
		Energy
	1,100	Ecopetrol SA	5.875		09/18/23	1,182,500
		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	1
		France (2.4%)
		Basic Materials
	$1,500	Air Liquide Finance SA (b)	1.75		09/27/21	1,484,765
		Communications
	1,175	SFR Group SA (b)	6.00		05/15/22	1,209,157

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(c)%	(d)	$565,882
	800	Europcar Groupe SA	5.75		06/15/22	920,415
						1,486,297
		Energy
	700	TOTAL SA	2.25	(c)	(d)	765,467
	$600	TOTAL SA, Series FP	0.50		12/02/22	623,460
						1,388,927
		Finance
EUR	250	AXA SA	5.125	(c)	07/04/43	317,184
	350	AXA SA	5.25	(c)	04/16/40	428,660
	$875	BPCE SA (b)	5.15		07/21/24	923,434
EUR	1,400	Credit Agricole Assurances SA	4.50	(c)	(d)	1,534,868
	500	Societe Generale SA	2.625		02/27/25	569,467
						3,773,613
		Industrials
	1,000	Safran SA, Series SAF	0.00	(e)	12/31/20	1,027,055
	800	Verallia Packaging SASU	5.125		08/01/22	925,184
						1,952,239
		Utilities
	500	Electricite de France SA	5.00	(c)	(d)	547,957
		Total France				11,842,955
		Germany (1.5%)
		Communications
	800	Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH	4.00		01/15/25	910,035
		Consumer, Cyclical
	500	Volkswagen International Finance N.V.	4.625	(c)	(d)	564,061
	$535	ZF North America Capital, Inc. (b)	4.50		04/29/22	568,438
						1,132,499
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(c)	07/01/74	621,374
		Finance
	1,000	Allianz Finance II BV	5.75	(c)	07/08/41	1,279,575
	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(c)	05/26/41	1,561,845

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,100	Vonovia Finance BV	4.625	(c)%	04/08/74	$1,276,203
						4,117,623
		Utilities
GBP	500	RWE AG	7.00	(c)	(d)	643,419
		Total Germany				7,424,950
		Hong Kong (0.2%)
		Consumer, Cyclical
	$1,170	CK Hutchison International 16 Ltd. (b)	1.875		10/03/21	1,153,749
		India (0.1%)
		Basic Materials
	550	Vedanta Resources PLC (a)(b)	6.00		01/31/19	551,430
		Israel (0.3%)
		Consumer, Non-Cyclical
	1,300	Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,285,738
		Italy (0.8%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	600,415
		Finance
	1,100	Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,565,069
	$500	Intesa Sanpaolo SpA (b)	6.50		02/24/21	561,478
						2,126,547
		Utilities
EUR	1,000	Enel SpA	5.00	(c)	01/15/75	1,173,221
		Total Italy				3,900,183
		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	1,019,119
		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	500,249
		Mexico (0.3%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	863,710

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Utilities
	$706	Fermaca Enterprises S de RL de CV (b)	6.375%		03/30/38	$737,505
		Total Mexico				1,601,215
		Netherlands (2.5%)
		Basic Materials
EUR	400	Constellium N.V.	4.625		05/15/21	400,481
		Consumer, Cyclical
	$650	Playa Resorts Holding BV (b)	8.00		08/15/20	672,750
		Energy
	2,025	Shell International Finance BV	1.375		09/12/19	2,008,928
		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	746,901
	1,000	ABN Amro Bank N.V.	2.875	(c)	06/30/25	1,158,950
	600	Achmea BV	6.00	(c)	04/04/43	723,812
	450	Aegon N.V.	4.00	(c)	04/25/44	482,226
	$500	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	514,340
EUR	1,400	ASR Nederland N.V.	5.00	(c)	(d)	1,604,818
	1,825	Cooperatieve Rabobank UA	5.50	(c)	(d)	2,022,180
	$1,325	ING Bank N.V. (b)	5.80		09/25/23	1,492,207
						8,745,434
		Industrials
EUR	300	Constellium N.V.	7.00		01/15/23	319,215
		Total Netherlands				12,146,808
		Portugal (0.5%)
		Utilities
	1,600	EDP - Energias de Portugal SA	5.375	(c)	09/16/75	1,849,657
	$425	EDP Finance BV (a)(b)	4.125		01/15/20	438,798
		Total Portugal				2,288,455
		South Africa (0.2%)
		Finance
GBP	1,000	BRAIT SE	2.75		09/18/20	1,172,899
		Spain (1.7%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(c)	(d)	1,295,409

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Energy
EUR	500	Repsol International Finance BV	4.50	(c)%	03/25/75	$511,435
		Finance
	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75	(c)	(d)	1,061,440
	900	Banco Santander SA	6.25	(c)	(d)	921,014
	$800	Banco Santander SA	6.375	(c)	(d)	743,125
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	1,267,405
						3,992,984
		Utilities
	1,200	Gas Natural Fenosa Finance BV	3.375	(c)	(d)	1,267,284
	1,200	IE2 Holdco SAU	2.875		06/01/26	1,412,461
						2,679,745
		Total Spain				8,479,573
		Switzerland (0.5%)
		Finance
	$1,125	Credit Suisse Group Funding Guernsey Ltd. (b)	4.55		04/17/26	1,182,191
	950	UBS AG	5.125		05/15/24	990,256
		Total Switzerland				2,172,447
		United Arab Emirates (0.2%)
		Finance
EUR	1,100	Aabar Investments PJSC	1.00		03/27/22	899,606
		United Kingdom (3.2%)
		Communications
	1,500	British Telecommunications PLC	1.75		03/10/26	1,737,977
GBP	509	Virgin Media Finance PLC (b)	6.375		10/15/24	646,380
EUR	750	Vodafone Group PLC	2.20		08/25/26	895,648
						3,280,005
		Consumer, Cyclical
	850	International Game Technology PLC	4.75		02/15/23	1,014,122
GBP	1,050	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,314,118
	500	John Lewis PLC	4.25		12/18/34	663,084
						2,991,324

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Non-Cyclical
GBP	700	J Sainsbury PLC, Series SBRY	1.25%		11/21/19	$886,189
	350	Voyage Care Bondco PLC	6.50		08/01/18	433,455
						1,319,644
		Finance
EUR	400	Aviva PLC	3.875	(c)	07/03/44	454,262
	1,200	Lloyds Bank PLC	6.50		03/24/20	1,550,403
	1,200	Lloyds Banking Group PLC	6.375	(c)	(d)	1,327,016
GBP	500	Nationwide Building Society	6.875	(c)	(d)	604,350
	50	RSA Insurance Group PLC	9.375	(c)	05/20/39	71,183
	$1,425	Santander UK PLC (b)	5.00		11/07/23	1,481,035
						5,488,249
		Industrials
	1,080	CEVA Group PLC (b)	4.00		05/01/18	969,733
	750	CNH Industrial	4.50		08/15/23	755,625
						1,725,358
		Utilities
GBP	750	NGG Finance PLC	5.625	(c)	06/18/73	1,027,013
		Total United Kingdom				15,831,593
		United States (16.9%)
		Basic Materials
	$512	Chemtura Corp.	5.75		07/15/21	533,760
	400	Hexion, Inc.	8.875		02/01/18	382,200
	400	Hexion, Inc.	10.00		04/15/20	391,500
	500	International Wire Group, Inc. (b)	10.75		08/01/21	473,750
	1,000	MSCI, Inc. (b)	4.75		08/01/26	1,010,000
	750	Prince Mineral Holding Corp. (b)	11.50		12/15/19	708,750
						3,499,960
		Communications
	1,151	AT&T, Inc. (b)	4.50		03/09/48	1,083,905
	500	Cable One, Inc. (b)	5.75		06/15/22	528,750
	900	Charter Communications Operating LLC/Charter Communications Operating Capital (b)	4.908		07/23/25	972,388
	750	CSC Holdings LLC (a)	5.25		06/01/24	703,125
	500	DISH DBS Corp.	5.00		03/15/23	493,750
	500	inVentiv Health, Inc. (b)	9.00		01/15/18	507,188
	500	Lamar Media Corp.	5.00		05/01/23	526,250

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$750	MDC Partners, Inc. (b)	6.50%	05/01/24	$643,125
400	Midcontinent Communications & Midcontinent Finance Corp. (b)	6.25	08/01/21	421,000
360	Netflix, Inc. (b)	4.375	11/15/26	354,600
510	Netflix, Inc.	5.50	02/15/22	554,625
950	Omnicom Group, Inc.	3.60	04/15/26	988,807
1,100	Priceline Group, Inc. (The) (a)	0.90	09/15/21	1,179,062
925	T-Mobile USA, Inc.	6.836	04/28/23	990,212
825	Verizon Communications, Inc.	4.672	03/15/55	807,795
				10,754,582
	Consumer Discretionary
2,450	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (b)	3.36	03/20/23	2,472,907
	Consumer, Cyclical
500	Allied Specialty Vehicles, Inc. (b)	8.50	11/01/19	517,500
1,000	Aramark Services, Inc. (b)	4.75	06/01/26	1,002,500
750	Century Communities, Inc.	6.875	05/15/22	766,875
445	CVS Pass-Through Trust (b)	4.163	08/11/36	445,450
1,200	Ferrellgas LP/Ferrellgas Finance Corp.	6.75	01/15/22	1,131,000
1,500	Ford Motor Credit Co., LLC	3.096	05/04/23	1,502,299
1,000	General Motors Financial Co., Inc.	2.35	10/04/19	999,643
1,400	General Motors Financial Co., Inc.	4.30	07/13/25	1,434,748
500	Global Partners LP/GLP Finance Corp.	6.25	07/15/22	480,000
425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	408,000
400	Guitar Center, Inc. (b)	6.50	04/15/19	361,000
982	Hanesbrands, Inc. (b)	4.875	05/15/26	1,004,095
500	JC Penney Corp., Inc.	8.125	10/01/19	546,875
1,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (b)	5.25	06/01/26	1,045,000
575	Lear Corp.	5.25	01/15/25	619,563
1,000	LG FinanceCo Corp. (b)	5.875	11/01/24	1,014,375
750	MGM Resorts International	6.00	03/15/23	813,750
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00	12/15/07	0
345	Rite Aid Corp.	6.75	06/15/21	362,798
500	RSI Home Products, Inc. (b)	6.50	03/15/23	532,500
750	Sally Holdings LLC/Sally Capital, Inc. (a)	5.625	12/01/25	804,375
500	Sonic Automotive, Inc.	5.00	05/15/23	491,250
500	Speedway Motorsports, Inc.	5.125	02/01/23	506,135
500	Tempur Sealy International, Inc.	5.50	06/15/26	516,250

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,100	Tesla Motors, Inc. (a)	0.25%		03/01/19	$1,019,563
500	Tops Holding LLC/Tops Markets II Corp. (b)	8.00		06/15/22	442,500
750	Wolverine World Wide, Inc. (b)	5.00		09/01/26	751,875
1,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)(b)	5.50		03/01/25	1,005,000
					20,524,919
	Consumer, Non-Cyclical
350	Acadia Healthcare Co., Inc.	5.125		07/01/22	344,750
500	Central Garden & Pet Co. (a)	6.125		11/15/23	536,250
500	Harland Clarke Holdings Corp. (b)	9.75		08/01/18	511,875
750	HCA, Inc.	4.50		02/15/27	742,500
975	Illumina, Inc.	0.00	(e)	06/15/19	953,062
1,000	Mallinckrodt International Finance SA/ Mallinckrodt CB LLC (b)	5.50		04/15/25	930,000
611	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875		01/15/24	658,352
400	Quintiles Transnational Corp. (b)	4.875		05/15/23	414,500
2,075	Shire Acquisitions Investments Ireland DAC	2.40		09/23/21	2,061,268
1,550	Whole Foods Market, Inc.	5.20		12/03/25	1,671,801
					8,824,358
	Diversified
1,000	PetSmart, Inc. (a)(b)	7.125		03/15/23	1,048,750
	Energy
250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.25		04/01/23	254,375
775	Ensco PLC	5.75		10/01/44	521,187
1,150	Hilcorp Energy I LP/Hilcorp Finance Co. (b)	5.00		12/01/24	1,127,000
55	Hilcorp Energy I LP/Hilcorp Finance Co. (b)	5.75		10/01/25	55,413
675	MPLX LP	4.00		02/15/25	668,425
350	Newfield Exploration Co.	5.375		01/01/26	361,375
400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	411,000
500	Rice Energy, Inc.	6.25		05/01/22	511,250
355	Rowan Cos., Inc.	5.85		01/15/44	252,050
1,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)	5.50		09/15/24	997,500
					5,159,575

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Finance
$450	Ally Financial, Inc.	4.125%		03/30/20	$458,438
450	Ally Financial, Inc.	4.25		04/15/21	455,625
375	Bank of America Corp.	6.11		01/29/37	456,654
1,175	Bank of America Corp., MTN	4.25		10/22/26	1,237,098
925	Citigroup, Inc.	5.50		09/13/25	1,043,466
1,000	DuPont Fabros Technology LP	5.625		06/15/23	1,055,000
775	Extra Space Storage LP (b)	3.125		10/01/35	826,828
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,682,598
600	Iron Mountain, Inc. (b)	4.375		06/01/21	621,000
500	iStar, Inc.	6.50		07/01/21	505,000
550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (b)	7.375		04/01/20	548,625
1,225	KCG Holdings, Inc. (b)	6.875		03/15/20	1,203,562
1,149	Kennedy-Wilson, Inc.	5.875		04/01/24	1,166,235
1,000	Post Holdings, Inc. (b)	5.00		08/15/26	972,500
400	Provident Funding Associates LP/ PFG Finance Corp. (b)	6.75		06/15/21	404,000
520	Prudential Financial, Inc.	5.625	(c)	06/15/43	559,650
500	Starwood Property Trust, Inc.	4.55		03/01/18	547,812
					13,744,091
	Industrials
835	Apex Tool Group LLC (b)	7.00		02/01/21	766,112
500	Artesyn Embedded Technologies, Inc. (b)	9.75		10/15/20	445,000
500	Ball Corp.	4.00		11/15/23	507,625
250	CTP Transportation Products LLC/ CTP Finance, Inc. (b)	8.25		12/15/19	191,250
475	Dollar Tree, Inc.	5.75		03/01/23	508,250
500	Florida East Coast Holdings Corp. (b)	6.75		05/01/19	505,000
550	JB Poindexter & Co., Inc. (b)	9.00		04/01/22	580,525
800	Kemet Corp.	10.50		05/01/18	802,500
500	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	481,250
750	MasTec, Inc.	4.875		03/15/23	734,063
705	OPE KAG Finance Sub, Inc. (b)	7.875		07/31/23	669,750
142	SAExploration Holdings, Inc. (b)(h)	10.00		04/14/19	107,768
1,000	SBA Communications Corp. (b)	4.875		09/01/24	1,002,500
480	Silgan Holdings, Inc.	5.00		04/01/20	492,000
500	Standard Industries, Inc. (b)	5.375		11/15/24	519,375
500	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	515,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$400	Summit Materials LLC/Summit Materials Finance Corp. (b)	8.50%		04/15/22	$442,000
	500	Techniplas LLC (b)	10.00		05/01/20	426,250
	700	XPO Logistics, Inc. (b)	6.125		09/01/23	721,875
	500	Zachry Holdings, Inc. (b)	7.50		02/01/20	517,500
						10,935,593
		Technology
	650	Akamai Technologies, Inc.	0.00	(e)	02/15/19	684,535
	650	Citrix Systems, Inc.	0.50		04/15/19	732,469
	1,000	First Data Corp. (b)	5.75		01/15/24	1,018,750
	318	Hanesbrands, Inc. (b)	4.625		05/15/24	324,956
	1,200	Nuance Communications, Inc.	2.75		11/01/31	1,206,000
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	681,910
	550	ServiceNow, Inc. (a)	0.00	(e)	11/01/18	720,156
						5,368,776
		Total United States				82,333,511
		Total Corporate Bonds (Cost $181,661,863)				176,100,506
		Sovereign (23.8%)
		Argentina (0.6%)
	2,710	Argentine Republic Government International Bond (a)(b)	7.50		04/22/26	2,967,450
		Australia (0.7%)
AUD	4,000	Australia Government Bond	3.25		04/21/25	3,274,670
		Bermuda (0.1%)
	$530	Bermuda Government International Bond (b)	4.854		02/06/24	583,572
		Brazil (3.8%)
BRL	24,500	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/21	7,393,840
	17,900	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/23	5,306,428
	14,500	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/25	4,249,116
	$1,400	Brazilian Government International Bond	4.875		01/22/21	1,484,700
		Total Brazil				18,434,084
		Canada (2.4%)
CAD	4,700	Canadian Government Bond	0.50		11/01/18	3,500,384
	9,900	Canadian Government Bond	2.25		06/01/25	8,066,954
		Total Canada				11,567,338

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Colombia (1.2%)
	$2,130	Colombia Government International Bond (a)	4.50%	01/28/26	$2,287,087
COP	9,946,000	Colombian TES	7.50	08/26/26	3,350,152
		Total Colombia			5,637,239
		Cyprus (0.9%)
EUR	3,900	Cyprus Government International Bond	3.875	05/06/22	4,477,221
		Dominican Republic (0.6%)
	$2,720	Dominican Republic International Bond	5.50	01/27/25	2,781,200
		Greece (1.0%)
EUR	340	Hellenic Republic Government Bond (n)	3.00	02/24/23	281,296
	340	Hellenic Republic Government Bond (n)	3.00	02/24/24	273,992
	340	Hellenic Republic Government Bond (n)	3.00	02/24/25	268,311
	340	Hellenic Republic Government Bond (n)	3.00	02/24/26	264,770
	340	Hellenic Republic Government Bond (n)	3.00	02/24/27	257,795
	340	Hellenic Republic Government Bond (n)	3.00	02/24/28	250,921
	340	Hellenic Republic Government Bond (n)	3.00	02/24/29	244,128
	340	Hellenic Republic Government Bond (n)	3.00	02/24/30	238,447
	340	Hellenic Republic Government Bond (n)	3.00	02/24/31	233,519
	340	Hellenic Republic Government Bond (n)	3.00	02/24/32	229,745
	340	Hellenic Republic Government Bond (n)	3.00	02/24/33	226,417
	340	Hellenic Republic Government Bond (n)	3.00	02/24/34	222,428
	340	Hellenic Republic Government Bond (n)	3.00	02/24/35	220,604
	340	Hellenic Republic Government Bond (n)	3.00	02/24/36	219,040
	340	Hellenic Republic Government Bond (n)	3.00	02/24/37	218,073
	340	Hellenic Republic Government Bond (n)	3.00	02/24/38	216,150
	340	Hellenic Republic Government Bond (n)	3.00	02/24/39	215,772
	340	Hellenic Republic Government Bond (n)	3.00	02/24/40	215,850
	340	Hellenic Republic Government Bond (n)	3.00	02/24/41	215,617
	340	Hellenic Republic Government Bond (n)	3.00	02/24/42	215,609
		Total Greece			4,728,484
		Hungary (2.2%)
HUF	1,504,000	Hungary Government Bond	5.50	06/24/25	6,448,127
	186,000	Hungary Government Bond	7.50	11/12/20	815,529
	$3,100	Hungary Government International Bond	5.75	11/22/23	3,621,962
		Total Hungary			10,885,618

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Indonesia (1.2%)
	$1,100	Indonesia Government International Bond (b)	3.75%	04/25/22	$1,144,993
	3,900	Indonesia Government International Bond (b)	5.875	01/15/24	4,534,074
		Total Indonesia			5,679,067
		Ivory Coast (0.3%)
	1,337	Ivory Coast Government International Bond	5.75	12/31/32	1,314,688
		Kazakhstan (0.5%)
	2,250	KazMunayGas National Co., JSC	6.375	04/09/21	2,479,381
		Mexico (4.0%)
MXN	335,000	Mexican Bonos	6.50	06/10/21	18,132,449
	$1,200	Petroleos Mexicanos (a)	6.875	08/04/26	1,344,600
		Total Mexico			19,477,049
		New Zealand (0.6%)
NZD	3,400	New Zealand Government Bond	4.50	04/15/27	2,826,291
		Poland (1.7%)
PLN	35,200	Poland Government Bond	2.50	07/25/26	8,530,275
		Portugal (0.2%)
EUR	1,000	Portugal Obrigacoes do Tesouro OT (b)	4.75	06/14/19	1,207,715
		Russia (0.5%)
	$2,200	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,369,739
		Saudi Arabia (0.7%)
	3,560	Saudi Government International Bond (b)	2.375	10/26/21	3,552,261
		Ukraine (0.3%)
	1,650	Ukraine Government International Bond	7.75	09/01/26	1,578,373
		United Kingdom (0.1%)
GBP	340	HSS Financing PLC	6.75	08/01/19	422,403
		United States (0.1%)
	$325	Select Medical Corp. (a)	6.375	06/01/21	322,562
	400	Shape Technologies Group, Inc. (b)	7.625	02/01/20	408,000
		Total United States			730,562

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Venezuela (0.1%)
$1,500	Petroleos de Venezuela SA	6.00%		11/15/26	$560,955
	Total Sovereign (Cost $116,516,091)				116,065,635
	Agency Fixed Rate Mortgages (0.0%) (f)
1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	942
	Federal National Mortgage Association, Conventional Pools:
64		6.50		05/01/28 - 09/01/32	74,444
6		7.00		08/01/29 - 11/01/32	6,191
	Government National Mortgage Association, Various Pools:
18		7.50		07/20/25	20,439
78		8.00		01/15/22 - 05/15/30	81,800
	Total Agency Fixed Rate Mortgages (Cost $167,242)				183,816
	Asset-Backed Securities (7.9%)
343	Asset-Backed Securities Corp. Home Equity Loan Trust	0.724	(c)	03/25/36	309,665
1,175	Bayview Opportunity Master Fund IIIb Trust (b)	3.475		07/28/18	1,176,587
	Bear Stearns Asset-Backed Securities I Trust
702		0.794	(c)	10/25/36	520,473
1,538		0.854	(c)	03/25/37	888,373
512	Bear Stearns Asset-Backed Securities Trust	0.854	(c)	01/25/47	497,622
342	CDC Mortgage Capital Trust	1.154	(c)	01/25/33	320,455
1,488	Credit-Based Asset Servicing and Securitization LLC	0.684	(c)	05/25/36	1,117,729
1,794	CWABS Asset-Backed Certificates Trust	0.774	(c)	10/25/46	1,422,919
331	EMC Mortgage Loan Trust (b)	1.525	(c)	11/25/30	304,372
1,252	Fieldstone Mortgage Investment Trust	0.804	(c)	04/25/47	918,152
	GSAA Home Equity Trust
2,001		0.604	(c)	12/25/46	1,103,109
621		6.002		11/25/36	392,300
1,242	GSAA Trust	6.099		03/25/37	634,927
124	InSite Issuer LLC (b)(o)	6.414		11/15/46	124,544
1,700	Invitation Homes 2015-SFR1 Trust (b)	4.835	(c)	03/17/32	1,710,586
	Invitation Homes Trust
700	(b)	5.035	(c)	12/17/31	705,173
1,417	(b)	5.285	(c)	08/17/32	1,434,614

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$2,062	Mastr Asset-Backed Securities Trust	0.584	(c)%	08/25/36	$975,970
2,650	Mastr Asset-Backed Securities Trust 2006-WMC3	0.774	(c)	08/25/36	1,290,592
528	Mastr Specialized Loan Trust (b)	0.884	(c)	05/25/37	424,693
850	Merrill Lynch Mortgage Investors Trust	0.774	(c)	08/25/37	540,655
	Nationstar HECM Loan Trust
2,280	(b)	3.147		08/25/26	2,280,000
1,300	(b)	3.598		06/25/26	1,305,282
688	(b)	4.115		11/25/25	686,755
529	(b)	4.36		02/25/26	528,751
1,826	(b)	6.657		11/25/25	1,813,948
970	Nationstar Home Equity Loan Trust	0.784	(c)	04/25/37	915,062
1,959	NRZ Excess Spread-Collateralized Notes (b)	5.683		07/25/21	1,958,734
2,923	Oakwood Mortgage Investors, Inc.	7.405	(c)	06/15/31	1,382,349
1,395	Ownit Mortgage Loan Trust	0.804	(c)	03/25/37	1,152,125
700	RAMP Series 2003-RS9 Trust	5.823		10/25/33	707,782
686	RAMP Trust	0.854	(c)	11/25/35	576,287
919	Renaissance Home Equity Loan Trust	1.014	(c)	07/25/34	856,648
872	RMAT LLC (b)	4.826		06/25/35	870,139
800	Silver Bay Realty Trust (b)	4.075	(c)	09/17/31	784,851
278	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	277,878
1,696	Vericrest Opportunity Loan Trust (b)	4.25		03/26/46	1,721,965
1,126	VOLT NPL X LLC (b)	4.75		10/26/54	1,107,628
400	VOLT XIX LLC (b)	5.00		04/25/55	393,751
712	VOLT XL LLC (b)	4.375		11/27/45	719,925
399	VOLT XXII LLC (b)	4.25		02/25/55	387,768
799	VOLT XXXI LLC (b)	4.50		02/25/55	780,646
595	VOLT XXXIII LLC (b)	4.25		03/25/55	577,694
	Total Asset-Backed Securities (Cost $38,234,047)				38,599,478
	Collateralized Mortgage Obligations - Agency Collateral Series (1.0%)
	Federal Home Loan Mortgage Corporation
971	(b)	5.584	(c)	07/25/23	978,224
630	(b)	5.784	(c)	07/25/26	639,551
	IO
8,509		0.952	(c)	01/25/31	793,579
12,000		1.706	(c)	01/25/41	1,049,261
	IO REMIC
2,418		1.80	(c)	02/15/38	154,353

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Federal National Mortgage Association,
		IO REMIC
	$3,096		1.85	(c)%	03/25/44	$261,444
	4,828		2.028	(c)	10/25/39	308,341
	1,061		6.016	(c)	08/25/41	167,908
	3,071	Government National Mortgage Association, IO	5.724	(c)	12/20/42	521,483
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,362,387)				4,874,144
		Commercial Mortgage-Backed Securities (4.4%)
	633	BAMLL Commercial Mortgage Securities Trust (b)	6.035	(c)	12/15/31	544,451
	650	BAMLL Re-REMIC Trust (b)	1.865	(c)	09/27/44	602,349
	900	CFCRE Mortgage Trust (b)	4.335	(c)	07/15/30	887,129
		COMM Mortgage Trust
	363	(b)	3.495		09/10/47	259,527
	490	(b)	4.171	(c)	03/10/46	435,491
	139	(b)	4.737	(c)	07/15/47	112,689
	473	(b)	4.75	(c)	12/10/23	442,011
	424	(b)	4.905	(c)	04/10/47	370,262
		Commercial Mortgage Pass-Through Certificates
	335	(b)	4.75	(c)	02/10/47	296,277
		IO
	4,777		0.988	(c)	02/10/47	166,565
	2,849	COOF Securitization Trust, IO (b)	3.254	(c)	10/25/40	348,547
	5,380	COOF Securitization Trust II, IO (b)	2.533	(c)	08/25/41	543,633
EUR	1,156	Deco Ltd. (Ireland) (b)	4.50	(c)	11/07/24	1,256,421
		GS Mortgage Securities Trust
	$1,000	(b)	4.511	(c)	11/10/47	808,989
	410	(b)	4.529	(c)	09/10/47	316,573
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(b)	4.572	(c)	07/15/47	545,550
	1,500		6.079	(c)	02/12/51	1,509,054
		IO
	6,400		1.14	(c)	07/15/47	318,365

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		JPMBB Commercial Mortgage Securities Trust
	$600	(b)	3.845	(c)%	02/15/48	$451,190
	236	(b)	3.959	(c)	09/15/47	194,167
	335	(b)	4.661	(c)	08/15/47	281,670
	405	(b)	4.668	(c)	04/15/47	349,330
	1,004	(b)	5.046	(c)	11/15/45	977,592
		IO
	3,885		1.097	(c)	08/15/47	242,052
	400	JPMCC Re-REMIC Trust (b)	2.879	(c)	11/27/49	342,084
	3,397	KGS-Alpha SBA COOF Trust, IO (b)	3.053	(c)	07/25/41	444,771
	270	LB-UBS Commercial Mortgage Trust	6.245	(c)	09/15/45	273,518
GBP	725	Logistics PLC (United Kingdom) (b)	3.788	(c)	08/20/25	863,206
	$2,000	Motel 6 Trust (b)	5.279		02/05/30	2,009,667
EUR	800	Taurus Ltd. (Germany)	4.40	(c)	02/01/26	857,844
	$1,000	VOLT LI LLC (b)	3.50		10/25/46	1,000,000
	306	Wachovia Bank Commercial Mortgage Trust	5.603	(c)	10/15/48	306,030
		Wells Fargo Commercial Mortgage Trust
	535	(b)	3.938		08/15/50	434,203
	650	(b)	4.365	(c)	04/15/50	498,735
		WF-RBS Commercial Mortgage Trust
	248	(b)	3.692		11/15/47	172,955
	1,005	(b)	3.803	(c)	11/15/47	726,516
	303	(b)	3.986		05/15/47	230,077
	419	(b)	3.992	(c)	10/15/57	349,425
	250	(b)	4.136	(c)	05/15/45	229,333
	541	(b)	4.982	(c)	09/15/46	517,397
		Total Commercial Mortgage-Backed Securities (Cost $22,565,113)				21,515,645
		Mortgages - Other (13.0%)
		Alba PLC (United Kingdom)
GBP	400		2.363	(c)	04/24/49	464,869
	500		2.963	(c)	04/24/49	553,171
		Alternative Loan Trust
	$1,258		0.664	(c)	03/25/47	917,531
	329		0.694	(c)	02/25/47	278,104
	231		0.714	(c)	05/25/47	197,204
	619		1.034	(c)	10/25/35	463,283
	524		2.702	(c)	10/25/35	446,986
	574		2.758	(c)	05/25/36	416,119

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$195		2.824	(c)%	08/25/35	$174,916
	46		5.50		02/25/36	39,833
	171		6.00		04/25/36	133,195
	637		6.00		04/25/36	472,140
	176		6.00		12/25/36	112,096
	343		6.00		07/25/37	307,309
		PAC
	35		5.50		02/25/36	30,615
	92		6.00		04/25/36	75,630
		American Home Mortgage Assets Trust
	239		0.659	(c)	03/25/47	185,591
	425		1.494	(c)	10/25/46	336,028
		American Home Mortgage Investment Trust
	254	(b)	6.60		01/25/37	143,379
		IO
	3,479		2.078		05/25/47	623,907
		Banc of America Alternative Loan Trust
	1,639		0.984	(c)	11/25/36	996,258
	261		1.184	(c)	07/25/46	187,611
		Banc of America Funding Trust
	337		5.25		07/25/37	341,403
	132		6.00		07/25/37	107,919
		BCAP LLC Trust
	813	(b)	0.705	(c)	07/26/35	683,600
	328	(b)	3.14	(c)	03/26/37	260,590
	719	Bear Stearns Structured Products, Inc. Trust	2.97	(c)	01/26/36	572,522
		Bear Stearns Trust
	578		3.016	(c)	05/25/36	445,583
	206		3.148	(c)	05/25/47	178,702
	199	Chase Mortgage Finance Trust	1.134	(c)	02/25/37	126,494
	84	ChaseFlex Trust	6.50		02/25/35	83,398
		CHL Mortgage Pass-Through Trust
	593		2.597	(c)	09/25/34	509,447
	557		5.50		05/25/34	568,209
	302	Citigroup Mortgage Loan Trust	3.163	(c)	11/25/36	275,718
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,402	(b)	2.75	(c)	04/20/20	1,470,866
		IO
	1,122	(b)	0.25		04/20/20	8,004

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Credit Suisse First Boston Mortgage Securities Corp.
	$1,061		6.50%		12/25/33	$1,128,274
	767		7.50		10/25/32	790,477
		CSMC Mortgage-Backed Trust
	1,105		5.587	(c)	04/25/37	559,895
	2,093		6.50		05/25/36	1,093,534
		CSMC Trust
	900	(b)	4.704	(c)	11/25/57	888,691
	764	(b)	4.79	(c)	08/25/62	747,595
GBP	1,000	Eurosail PLC (United Kingdom)	1.329	(c)	06/13/45	1,091,359
		Fannie Mae Connecticut Avenue Securities
	$863		4.534	(c)	05/25/25	892,032
	1,596		5.434	(c)	11/25/24	1,711,477
GBP	733	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.901	(c)	07/15/47	848,113
		First Horizon Alternative Mortgage Securities Trust
	$75		6.00		08/25/36	63,059
	529		6.25		08/25/36	431,865
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.284	(c)	09/25/24	734,968
	466		4.534	(c)	08/25/24	487,164
	1,100		4.784	(c)	11/25/23	1,159,331
	1,500		5.084	(c)	10/25/24	1,587,922
		GreenPoint Mortgage Funding Trust
	767		0.694	(c)	02/25/37	694,495
	691		0.714	(c)	01/25/37	561,830
	294		0.824	(c)	02/25/36	253,144
EUR	1,682	Grifonas Finance PLC (Greece)	0.088	(c)	08/28/39	1,387,081
		GSR Mortgage Loan Trust
	$288		3.104	(c)	03/25/37	266,145
	43		3.112	(c)	05/25/35	40,533
	1,647		3.416	(c)	12/25/34	1,589,331
		Impac CMB Trust
	135		1.269	(c)	04/25/35	106,228
	166		1.284	(c)	04/25/35	112,287
	803		1.314	(c)	10/25/35	728,775
	720	Impac Secured Assets Trust	0.704	(c)	08/25/36	536,030

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		JP Morgan Alternative Loan Trust
	$11		3.031	(c)%	11/25/36	$12,578
	360		6.00		12/25/35	331,074
	288		6.00		08/25/36	288,786
		Lehman Mortgage Trust
	55		5.50		11/25/35	50,479
	181		5.50		02/25/36	170,840
	188		5.50		02/25/36	155,959
	1,157		6.00		06/25/37	709,048
	705		6.50		09/25/37	532,952
	1,330	Lehman XS Trust	0.754	(c)	06/25/47	989,875
EUR	1,653	Ludgate Funding PLC (United Kingdom)	0.121	(c)	12/01/60	1,414,104
	$1,417	Luminent Mortgage Trust	0.764	(c)	05/25/37	1,100,676
GBP	813	Mansard Mortgages PLC (United Kingdom)	1.63	(c)	10/15/48	882,055
		MASTR Adjustable Rate Mortgages Trust
	$842		2.985	(c)	02/25/36	778,105
	769	(b)	3.027	(c)	11/25/35	583,155
	1,673	MASTR Alternative Loan Trust	6.00		05/25/33	1,741,426
	112	MASTR Asset Securitization Trust	6.00	(c)	06/25/36	107,471
	2,710	Merrill Lynch Mortgage Investors Trust, IO (b)	2.509	(c)	02/25/36	302,343
GBP	209	Money Partners Securities 4 PLC (Ireland)	5.182	(c)	03/15/40	249,879
	$876	MortgageIT Trust	0.984	(c)	10/25/35	770,172
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	359		0.594	(c)	10/25/36	264,016
	2,612		5.755	(c)	06/25/36	1,442,264
GBP	865	Oncilla Mortgage Funding PLC (United Kingdom)	1.78	(c)	12/12/43	1,063,150
	$1,177	Opteum Mortgage Acceptance Corp. Trust	0.834	(c)	04/25/36	1,033,726
GBP	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.201	(c)	01/15/39	977,607
		RALI Trust
	$180		6.00		04/25/36	156,285
	257		6.00		08/25/36	217,291
	359		6.00		11/25/36	293,144
	668		6.00		11/25/36	534,375
	79		6.00		01/25/37	62,831
		PAC
	99		6.00		04/25/36	85,789

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Reperforming Loan REMIC Trust
	$496	(b)	6.50%		03/25/35	$493,614
	785	(b)	7.50		11/25/34	791,755
	1,135	Residential Asset Securitization Trust	6.00		05/25/36	1,053,657
		ResLoC UK PLC (United Kingdom)
EUR	1,183		0.148	(c)	12/15/43	984,406
GBP	841		0.602	(c)	12/15/43	896,700
	999	RMAC Securities No. 1 PLC (United Kingdom)	0.85	(c)	06/12/44	1,059,900
	1,000	Southern Pacific Securities PLC (United Kingdom)	0.91	(c)	03/10/44	1,072,247
	$310	STARM Mortgage Loan Trust	3.45	(c)	10/25/37	279,227
		Structured Adjustable Rate Mortgage Loan Trust
	1,002		1.657	(c)	11/25/34	899,724
	765		3.048	(c)	06/25/37	704,459
	2,509	Structured Asset Securities Corp., IO (b)	4.336	(c)	07/25/35	414,763
	2,760	TBW Mortgage-Backed Trust	6.50		07/25/36	1,960,009
		Washington Mutual Mortgage Pass-Through Certificates Trust
	988		1.284	(c)	04/25/47	730,406
	1,075		1.494	(c)	05/25/46	831,387
	381		2.832	(c)	10/25/36	335,006
		Total Mortgages - Other (Cost $63,115,837)				63,488,580
		U.S. Treasury Securities (5.5%)
		U.S. Treasury Bonds
	3,000		2.50		02/15/45	2,948,436
	10,000		3.875		08/15/40	12,513,670
	4,779	U.S. Treasury Inflation Indexed Bond	0.25		01/15/25	4,845,501
		U.S. Treasury Notes
	3,000		0.625		11/30/17	2,996,718
	3,500		0.875		07/31/19	3,490,568
		Total U.S. Treasury Securities (Cost $27,988,883)				26,794,893
		Variable Rate Senior Loan Interests (2.4%)
	1,000	American Bath Group LLC, 1st Lien Term	6.75		09/27/23	1,001,250
	600	Apex Tool Group LLC, Term Loan	1.00		02/01/20	592,251
	700	Atkore International, Inc., 2nd Lien Term	7.75		10/09/21	703,500
	731	Commercial Barge Line Co., 1st Lien Term	9.75		11/12/20	712,969
	997	Concordia International Corp. (Canada), Term Loan	5.25		10/21/21	896,133
	881	Coveris Holdings SA (Luxembourg), Term B	4.50		05/08/19	883,526

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$702	FMG Resources August 2006 Pty Ltd. (Australia), Term B	3.75%	06/30/19	$702,284
707	Gates Global, Inc., Term B	4.25	07/06/21	698,629
353	Graton Economic Development Authority, Term B	4.75	09/01/22	354,852
744	Gruden Acquisition, Inc., 1st Lien Term	5.75	08/18/22	673,042
660	Harsco Corp., Term B	1.00	10/21/23	667,837
499	Istar Financial, Inc., Term B	5.50	07/01/20	504,726
693	Navistar International Corp., Term B	6.50	08/07/17	698,197
1,247	Neiman Marcus Group, Inc., Term Loan	4.25	10/25/20	1,150,231
700	Outerwall, Inc., Term B	1.00	09/27/23	707,294
	SAExploration Holdings, Inc., Term Loan
250	(p)	10.63	06/28/23	250,000
612	TTM Technologies, Inc., 1st Lien Term	5.25	05/31/21	615,666
	Total Variable Rate Senior Loan Interests (Cost $11,719,863)			11,812,387
	Short-Term Investments (6.2%)
	U.S. Treasury Securities (1.8%)
3,355	U.S. Treasury Bill (q)(r)	0.406	03/23/17	3,350,184
5,400	U.S. Treasury Note	0.625	12/15/16	5,405,434
	Total U.S. Treasury Securities (Cost $8,755,140)			8,755,618
NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (1.3%)
	Investment Company (1.3%)
6,132	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $6,131,557)			6,131,558
	Investment Company (3.1%)
14,916	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $14,916,440)			14,916,440
	Total Short-Term Investments (Cost $29,803,137)			29,803,616
	Total Investments (Cost $496,134,463) (s)(t)		100.2%	489,238,700
	Liabilities in Excess of Other Assets		(0.2)	(805,680)
	Net Assets		100.0%	$488,433,020

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

  IO  Interest Only.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  PJSC  Public Joint Stock Company.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  All or a portion of this security was on loan at October 31, 2016.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2016.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2016.

  (e)  Capital appreciation bond.

  (f)  Amount is less than 0.05%.

  (g)  Par is less than $500.

  (h)  Payment-in-kind security.

  (i)  Issuer in bankruptcy.

  (j)  Non-income producing security; bond in default.

  (k)  Illiquid security.

  (l)  Acquired through exchange offer.

  (m)  At October 31, 2016, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (n)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of October 31, 2016. Maturity date disclosed is the ultimate maturity date.

  (o)  When-issued security.

  (p)  In addition to the term loan, the Fund has an unfunded loan commitment of $250,000, which could be extended at the option of the borrower. As of October 31, 2016, SAExploration Holdings, Inc., did not draw down any of the commitment.

  (q)  Rate shown is the yield to maturity at October 31, 2016.

  (r)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (s)  Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (t)  At October 31, 2016, the aggregate cost for federal income tax purposes is $496,913,385. The aggregate gross unrealized appreciation is $8,524,764 and the aggregate gross unrealized depreciation is $16,199,449 resulting in net unrealized depreciation of $7,674,685.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

Foreign Currency Forward Exchange Contracts Open at October 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group		$4,634,060	RUB	295,375,000	11/03/16	$23,605
UBS AG	RUB	295,375,000		$4,677,911	11/03/16	20,246
Australia and New Zealand Banking Group	AUD	8,791,496		$6,723,384	11/04/16	36,072
Australia and New Zealand Banking Group	CAD	2,560,000		$1,952,327	11/04/16	43,688
Australia and New Zealand Banking Group	CAD	1,661,758		$1,258,208	11/04/16	19,264
Australia and New Zealand Banking Group	EUR	1,276,549		$1,408,119	11/04/16	6,678
Australia and New Zealand Banking Group	JPY	393,936,926		$3,834,235	11/04/16	77,560
Australia and New Zealand Banking Group	JPY	611,877,000		$5,870,506	11/04/16	35,504
Australia and New Zealand Banking Group	NZD	8,700,000	EUR	5,627,185	11/04/16	(43,121)
Australia and New Zealand Banking Group		$3,314,499	AUD	4,318,160	11/04/16	(29,860)
Australia and New Zealand Banking Group		$36,830	EUR	32,969	11/04/16	(636)
Australia and New Zealand Banking Group		$2,650,318	EUR	2,415,000	11/04/16	956
Australia and New Zealand Banking Group		$1,200,493	EUR	1,074,631	11/04/16	(20,724)
Australia and New Zealand Banking Group		$8,687,316	GBP	7,089,198	11/04/16	(9,809)
Australia and New Zealand Banking Group		$5,302,345	GBP	4,326,926	11/04/16	(5,987)
Australia and New Zealand Banking Group		$4,672,477	IDR	60,845,000,000	11/04/16	(10,510)
Australia and New Zealand Banking Group		$1,222,269	NOK	9,750,000	11/04/16	(42,215)
Australia and New Zealand Banking Group		$478,343	NZD	657,412	11/04/16	(8,267)
Citibank NA	CAD	27,430,498		$20,949,066	11/04/16	497,928
Citibank NA	COP	10,220,857,710		$3,464,698	11/04/16	66,557
Citibank NA	EUR	1,668,040	NOK	15,000,000	11/04/16	(15,767)
Citibank NA	EUR	62,552,882		$70,391,384	11/04/16	1,718,580
Citibank NA	EUR	650,246		$708,382	11/04/16	(5,482)
Citibank NA		$5,464,700	NOK	43,650,000	11/04/16	(181,690)
Citibank NA		$2,859,522	NZD	3,992,313	11/04/16	(4,859)
Commonwealth Bank of Australia	NZD	3,500,000		$2,471,865	11/04/16	(30,775)
HSBC Bank PLC	EUR	30,578		$33,374	11/04/16	(196)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	GBP	25,293,416		$32,940,172	11/04/16	$1,979,857
HSBC Bank PLC	GBP	1,880,000		$2,416,204	11/04/16	114,997
HSBC Bank PLC	PLN	6,653,187		$1,692,246	11/04/16	(3,548)
HSBC Bank PLC	SGD	3,350,000		$2,423,409	11/04/16	15,473
HSBC Bank PLC	SGD	3,420,000		$2,450,397	11/04/16	(7,854)
HSBC Bank PLC		$99,745	AUD	130,000	11/04/16	(860)
HSBC Bank PLC		$1,207,870	CLP	804,200,000	11/04/16	23,172
HSBC Bank PLC		$69,117	EUR	63,000	11/04/16	46
HSBC Bank PLC		$12,712	GBP	10,340	11/04/16	(55)
HSBC Bank PLC		$2,277	GBP	1,864	11/04/16	4
HSBC Bank PLC		$6,539,424	MXN	121,059,955	11/04/16	(135,183)
JPMorgan Chase Bank NA	BRL	29,458,339		$8,957,442	11/04/16	(268,388)
JPMorgan Chase Bank NA	BRL	17,648,285		$5,574,316	11/04/16	47,186
JPMorgan Chase Bank NA	CAD	2,560,000		$1,947,938	11/04/16	39,300
JPMorgan Chase Bank NA	EUR	3,133,450	PLN	13,500,000	11/04/16	926
JPMorgan Chase Bank NA	GBP	2,318,733		$2,819,412	11/04/16	(18,824)
JPMorgan Chase Bank NA	IDR	60,845,000,000		$4,651,758	11/04/16	(10,209)
JPMorgan Chase Bank NA	PLN	45,516,349		$11,882,613	11/04/16	281,201
JPMorgan Chase Bank NA		$6,043,080	BRL	19,905,904	11/04/16	191,097
JPMorgan Chase Bank NA		$969,014	BRL	3,171,000	11/04/16	24,087
JPMorgan Chase Bank NA		$2,446,711	CAD	3,200,000	11/04/16	(60,913)
JPMorgan Chase Bank NA		$56,991	EUR	52,363	11/04/16	495
JPMorgan Chase Bank NA		$28,626	GBP	23,359	11/04/16	(34)
JPMorgan Chase Bank NA		$1,219,329	NOK	9,750,000	11/04/16	(39,275)
JPMorgan Chase Bank NA		$108,461	NZD	153,000	11/04/16	940
JPMorgan Chase Bank NA		$1,097,526	PLN	4,355,730	11/04/16	12,682
JPMorgan Chase Bank NA		$1,156,678	ZAR	16,051,663	11/04/16	33,298
JPMorgan Chase Bank NA	ZAR	33,276,190		$2,409,860	11/04/16	(57,041)
State Street Bank and Trust Co.	JPY	260,000,000		$2,476,518	11/04/16	(2,902)
UBS AG	CAD	52,353		$40,003	11/04/16	971
UBS AG	CLP	804,200,000		$1,220,945	11/04/16	(10,096)
UBS AG	EUR	3,501,000		$3,873,944	11/04/16	30,420
UBS AG	GBP	864,295		$1,054,440	11/04/16	(3,497)
UBS AG	HUF	1,998,538,729		$7,283,596	11/04/16	177,677
UBS AG	MXN	475,164,184		$25,556,492	11/04/16	419,643
UBS AG		$7,514,924	BRL	24,029,720	11/04/16	10,759
UBS AG		$1,956,110	CAD	2,560,000	11/04/16	(47,471)
UBS AG		$50,978	EUR	45,290	11/04/16	(1,257)
UBS AG		$14,556	HKD	112,855	11/04/16	(4)
UBS AG		$2,443,135	HUF	674,000,000	11/04/16	(46,690)
UBS AG		$3,842,680	JPY	388,345,065	11/04/16	(139,330)
UBS AG		$55,261	JPY	5,591,861	11/04/16	(1,935)
UBS AG		$24	MXN	469	11/04/16	1
UBS AG		$1,259,632	ZAR	17,224,527	11/04/16	17,293
Westpac Banking Corp.	EUR	2,750,000		$2,993,867	11/04/16	(25,182)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	RUB	120,000,000		$1,908,397	11/07/16	$18,032
JPMorgan Chase Bank NA	RUB	61,000,000		$964,732	11/07/16	3,797
JPMorgan Chase Bank NA		$622,307	RUB	39,000,000	11/07/16	(7,939)
Australia and New Zealand Banking Group	NOK	18,360,000		$2,232,612	11/09/16	10,471
HSBC Bank PLC		$1,997,799	BRL	6,355,000	11/16/16	(14,757)
HSBC Bank PLC		$1,213,163	RUB	76,479,000	11/16/16	(11,097)
UBS AG	BRL	6,355,000		$1,980,368	11/16/16	(2,675)
UBS AG	RUB	76,479,000		$1,207,122	11/16/16	5,055
JPMorgan Chase Bank NA		$4,631,575	IDR	60,845,000,000	12/05/16	11,157
UBS AG	BRL	17,674,720		$5,475,440	12/05/16	(10,196)
UBS AG		$1,201,980	RUB	76,479,000	12/05/16	(5,625)
UBS AG		$4,642,254	RUB	295,375,000	12/05/16	(21,726)
Net Unrealized Appreciation						$4,652,214

Futures Contracts Open at October 31, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
6	Short	U.S. Treasury 10 yr. Ultra Long Bond, Dec-16	$(849,094)	$8,156
15	Short	German Euro Bund, Dec-16	(2,670,332)	24,535
37	Short	U.S. Treasury Ultra Bond, Dec-16	(6,509,688)	199,159
143	Short	U.S. Treasury 5 yr. Note, Dec-16	(17,273,953)	38,283
176	Short	U.S. Treasury 10 yr. Note, Dec-16	(22,814,000)	180,734
		Total Unrealized Appreciation		$450,867

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

Credit Default Swap Agreements Open at October 31, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
								(Unaudited)
Credit Suisse International CMBX.NA.BBB.60	Sell	$1,500	3.00%	5/11/63	$(21,780)	$(100,239)	$(122,019)	NR
Credit Suisse International CMBX.NA.BBB.60	Sell	3,000	3.00	5/11/63	(40,907)	(203,132)	(244,039)	NR
Credit Suisse International CMBX.NA.BBB.60	Sell	4,096	3.00	5/11/63	(178,508)	(154,686)	(333,194)	NR
Deutsche Bank AG CMBX.NA.BB.60	Sell	335	5.00	5/11/63	(53,695)	2,284	(51,411)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	416	5.00	5/11/63	(3,958)	(59,883)	(63,841)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(89,530)	(401)	(89,931)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	2,473	3.00	5/11/63	(106,570)	(94,806)	(201,376)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	2,431	3.00	5/11/63	(103,245)	(94,508)	(197,753)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.26	Sell	10,000	5.00	6/20/21	193,983	290,750	484,733	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.26	Buy	10,000	5.00	6/20/21	(16,989)	(467,395)	(484,384)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.27	Buy	3,500	5.00	12/20/21	7,815	(145,814)	(137,999)	NR
Total Credit Default Swaps					$(413,384)	$(1,027,830)	$(1,441,214)

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  NR  Not rated.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2016 continued

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CLP  Chilean Peso.

COP  Colombian Peso.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

JPY  Japanese Yen.

MXN  Mexican Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RUB  Russian Ruble.

SGD  Singapore Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities October 31, 2016

Assets:
Investments in securities, at value (cost $475,086,465) (Including $13,687,858 for securities loaned)	$468,190,702
Investment in affiliate, at value (cost $21,047,998)	21,047,998
Total investments in securities, at value (cost $496,134,463)	489,238,700
Unrealized appreciation on open foreign currency forward exchange contracts	6,016,675
Foreign currency (cost of $470)	545
Receivable for:
Investments sold	9,139,676
Interest	4,990,589
Shares of beneficial interest sold	1,694,354
Variation margin on open futures contracts	613,779
Foreign withholding taxes reclaimed	19,898
Dividends from affiliate	7,933
Variation margin on open swap agreements	4,026
Premium paid on open swap agreements	2,284
Dividends	49
Prepaid expenses and other assets	58,937
Total Assets	511,787,445
Liabilities:
Collateral on securities loaned, at value	6,131,558
Unrealized depreciation on open swap agreements	598,193
Unrealized depreciation on open foreign currency forward exchange contracts	1,364,461
Due to broker	2,605,000
Bank overdraft	1,206,063
Payable for:
Investments purchased	9,552,036
Premium received on open swap agreements	707,655
Shares of beneficial interest redeemed	664,410
Advisory fee	128,309
Dividends to shareholders	98,238
Trustees' fees	64,750
Transfer and sub transfer agent fees	50,671
Distribution fee	41,687
Administration fee	33,080
Accrued expenses and other payables	108,314
Total Liabilities	23,354,425
Net Assets	$488,433,020
Composition of Net Assets:
Paid-in-capital	$576,271,913
Net unrealized depreciation	(2,242,727)
Dividends in excess of net investment income	(1,964,922)
Accumulated net realized loss	(83,631,244)
Net Assets	$488,433,020
Class A Shares:
Net Assets	$87,514,727
Shares Outstanding (unlimited shares authorized, $0.01 par value)	15,928,280
Net Asset Value Per Share	$5.49
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.73
Class B Shares:
Net Assets	$790,066
Shares Outstanding (unlimited shares authorized, $0.01 par value)	143,203
Net Asset Value Per Share	$5.52
Class L Shares:
Net Assets	$9,909,438
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,803,944
Net Asset Value Per Share	$5.49
Class I Shares:
Net Assets	$173,507,112
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,238,160
Net Asset Value Per Share	$5.55
Class C Shares:
Net Assets	$21,672,925
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,948,695
Net Asset Value Per Share	$5.49
Class IS Shares:
Net Assets	$195,038,752
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,111,899
Net Asset Value Per Share	$5.55

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2016

Net Investment Income: Income
Interest (net of $49 foreign withholding tax)	$17,370,950
Dividends from affiliate (Note 7)	85,126
Income from securities loaned - net	75,318
Total Income	17,531,394
Expenses
Advisory fee (Note 4)	1,295,350
Distribution fee (Class A shares) (Note 5)	245,961
Distribution fee (Class B shares) (Note 5)	7,475
Distribution fee (Class L shares) (Note 5)	56,595
Distribution fee (Class C shares) (Note 5)	175,775
Administration fee (Note 4)	323,837
Sub transfer agent fees and expenses (Class A shares)	96,735
Sub transfer agent fees and expenses (Class B shares)	903
Sub transfer agent fees and expenses (Class L shares)	9,083
Sub transfer agent fees and expenses (Class I shares)	101,284
Sub transfer agent fees and expenses (Class C shares)	11,326
Professional fees	142,396
Registration fees	116,646
Custodian fees	97,682
Shareholder reports and notices	71,139
Transfer agent fees and expenses (Class A shares) (Note 6)	30,805
Transfer agent fees and expenses (Class B shares) (Note 6)	3,211
Transfer agent fees and expenses (Class L shares) (Note 6)	3,314
Transfer agent fees and expenses (Class I shares) (Note 6)	8,863
Transfer agent fees and expenses (Class C shares) (Note 6)	3,222
Transfer agent fees and expenses (Class IS shares) (Note 6)	2,178
Other	92,171
Total Expenses	2,895,951
Less: reimbursement of custodian fees (Note 8)	(105,196)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(32,583)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,891)
Net Expenses	2,756,281
Net Investment Income	14,775,113

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2016

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(838,196)
Futures contracts	(2,833,907)
Swap agreements	(14,009)
Foreign currency forward exchange contracts	(1,747,984)
Foreign currency translations	222,362
Net Realized Loss	(5,211,734)
Change in Unrealized Appreciation (Depreciation) on:
Investments	3,417,344
Futures contracts	769,286
Swap agreements	(435,926)
Foreign currency forward exchange contracts	4,607,296
Foreign currency translations	(28,083)
Net Change in Unrealized Appreciation (Depreciation)	8,329,917
Net Gain	3,118,183
Net Increase	$17,893,296

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets: Operations:
Net investment income	$14,775,113	$8,720,880
Net realized loss	(5,211,734)	(3,353,065)
Net change in unrealized appreciation (depreciation)	8,329,917	(6,857,819)
Net Increase (Decrease)	17,893,296	(1,490,004)
Dividends to Shareholders From Net Investment Income:
Class A shares	(4,020,915)	(4,342,549)
Class B shares	(29,879)	(44,400)
Class L shares	(433,610)	(473,894)
Class I shares	(6,601,888)	(3,390,468)
Class C shares	(560,218)	(95,863)*
Class IS shares	(4,816,297)	(2,930,775)
Total Dividends	(16,462,807)	(11,277,949)
Net increase from transactions in shares of beneficial interest	152,001,755	160,040,271
Net Increase	153,432,244	147,272,318
Net Assets:
Beginning of period	335,000,776	187,728,458
End of Period (Including dividends in excess of net investment income of $(1,964,922) and accumulated undistributed net investment income of $2,522,178, respectively)	$488,433,020	$335,000,776

*  For the period April 30, 2015 through October 31, 2015.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bids and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales

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price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) Unlisted swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Unlisted swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation

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methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned. Included in Realized Gain (Loss) on Investments are proceeds from the one-time settlements of class action lawsuits involving the Fund's past holdings of $187,907, the impact of which on the Fund's performance is disclosed in the Financial Highlights.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest

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in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is

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marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$13,687,858	(a)	$—	$(13,687,858	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $6,131,558, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $7,852,630 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Fund has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$3,977,687	$—	$—	$—	$3,977,687
Sovereign	2,153,871	—	—	—	2,153,871
Total	$6,131,558	$—	$—	$—	$6,131,558
Total Borrowings	$6,131,558	$—	$—	$—	$6,131,558
Gross amount of recognized liabilities for securities lending transactions					$6,131,558

G. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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The following is a summary of the inputs used to value the Fund's investments as of October 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$176,100,506	$—	†	$176,100,506	†
Sovereign	—	116,065,635	—		116,065,635
Agency Fixed Rate Mortgages	—	183,816	—		183,816
Asset-Backed Securities	—	38,599,478	—		38,599,478
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,874,144	—		4,874,144
Commercial Mortgage-Backed Securities	—	21,515,645	—		21,515,645
Mortgages — Other	—	63,488,580	—		63,488,580
U.S. Treasury Securities	—	26,794,893	—		26,794,893
Variable Rate Senior Loan Interests	—	11,812,387	—		11,812,387
Total Fixed Income Securities	—	459,435,084	—	†	459,435,084	†
Short-Term Investments
U.S. Treasury Securities	—	8,755,619	—		8,755,619
Investment Company	21,047,998	—	—		21,047,998
Total Short-Term Investments	21,047,998	8,755,619	—		29,803,617
Foreign Currency Forward Exchange Contracts	—	6,016,675	—		6,016,675
Futures Contracts	450,867	—	—		450,867
Credit Default Swap Agreements	—	201,798	—		201,798
Total Assets	21,498,865	474,409,176	—	†	495,908,041	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,364,461)	—		(1,364,461)
Credit Default Swap Agreements	—	(615,182)	—		(615,182)
Total Liabilities	—	(1,979,643)	—		(1,979,643)
Total	$21,498,865	$472,429,533	$—	†	$493,928,398	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund did not have any investments transfer between investment levels.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2016	$—	†

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission

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rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through

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either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the

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counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap

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valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$450,867	(d)	Variation margin on open futures contracts	$—
Credit Risk	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(598,193)
	Variation margin on open swap agreements	201,798	(d)	Variation margin on open swap agreement	(16,989	)(d)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	6,016,675		Unrealized depreciation on open foreign currency forward exchange contracts	(1,364,461)
		$6,669,340			$(1,979,643)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(2,833,907)	$—	$—
Credit Risk	—	—	(14,009)
Foreign Currency Risk	—	(1,747,984)	—
Total	$(2,833,907)	$(1,747,984)	$(14,009)

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CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$769,286	$—	$—
Credit Risk	—	—	(435,926)
Foreign Currency Risk	—	4,607,296	—
Total	$769,286	$4,607,296	$(435,926)

At October 31, 2016, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$6,016,675	$(1,364,461)
Swap Agreements	—	(598,193)
Total	$6,016,675	$(1,962,654)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$253,798	$(171,129)	$—	$82,669
Citibank NA	2,283,065	(207,798)	(2,075,267)	0
HSBC Bank PLC	2,133,549	(173,550)	—	1,959,999
JPMorgan Chase Bank NA	664,198	(462,623)	—	201,575
UBS AG	682,065	(290,502)	(320,000)	71,563
Total	$6,016,675	$(1,305,602)	$(2,395,267)	$2,315,806

(g)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(h)	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$171,129	$(171,129)	$—	$0
Citibank NA	207,798	(207,798)	—	0
Commonwealth Bank of Australia	30,775	—	—	30,775
Credit Suisse International	241,195	—	(241,195)	0
Deutsche Bank AG	53,695	—	(53,695)	0
Goldman Sachs International	303,303	—	(303,303)	0
HSBC Bank PLC	173,550	(173,550)	—	0
JPMorgan Chase Bank NA	462,623	(462,623)	—	0
State Street Bank and Trust Co.	2,902	—	—	2,902
UBS AG	290,502	(290,502)	—	0
Westpac Banking Corp.	25,182	—	—	25,182
Total	$1,962,654	$(1,305,602)	$(598,193)	$58,859

(h)  In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the year ended October 31, 2016, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$386,964,808
Futures Contracts:
Average monthly original value	$85,872,674
Swap Agreements:
Average monthly notional amount	$18,003,167

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L, 0.70% for Class I, 1.80% for Class C and 0.67% for Class IS. Effective January 4, 2016, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that the total annual operating expense will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2016, $1,891 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,701,803 at October 31, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $2,617 and $1,595, respectively, and received $8,591 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2016, aggregated $587,902,447 and $442,442,972,

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $71,793,437 and $58,186,610, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2016, advisory fees paid were reduced by $32,583 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2016 is as follows:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2016
$24,241,296	$419,565,086	$422,758,384	$85,126	$21,047,998

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At October 31, 2016, the Fund had an accrued pension liability of $64,750, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended October 31, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

8. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

In December 2015, the Fund's Custodian announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. State Street reimbursed the Fund directly, which was recognized as a change in accounting estimate and was reflected as "Reimbursement of custodian fees" in the Statement of Operations. Pursuant to the expense limitations described in Note 4, the Fund has experienced expenses reimbursed by the Adviser during the current period. Accordingly, the reimbursement of out-of-pocket custodian expenses in the current period resulted in the reduction in the current period expenses reimbursed by the Adviser.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$16,462,807	$11,277,949

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at October 31, 2016:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(2,799,406)	$16,912,605	$(14,113,199)

At October 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,769,085	$—

At October 31, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of $3,787,176 and long term capital losses of $4,628,677 that do not have an expiration date.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

In addition, at October 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$29,800,962	October 31, 2017
44,367,385	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the year ended October 31, 2016, the Fund did not have any borrowings under the facility.

11. Other

At October 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 32.4%.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

12. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2016		FOR THE YEAR ENDED OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,184,869	$17,140,887	8,875,010	$50,241,758
Conversion from Class B	43,544	233,927	39,383	223,338
Reinvestment of dividends	695,607	3,749,853	729,211	4,123,473
Redeemed	(8,367,201)	(45,097,559)	(7,756,390)	(43,991,960)
Net increase (decrease) — Class A	(4,443,181)	(23,972,892)	1,887,214	10,596,609
CLASS B SHARES
Exchanged	23,889	129,169	29,800	169,792
Conversion to Class A	(43,360)	(233,927)	(39,274)	(223,338)
Reinvestment of dividends	5,063	27,392	7,203	40,954
Redeemed	(30,662)	(165,302)	(68,945)	(394,151)
Net decrease — Class B	(45,070)	(242,668)	(71,216)	(406,743)
CLASS L SHARES
Exchanged	85,570	455,616	—	—
Sold	—	—	1,144,646	6,551,273
Reinvestment of dividends	80,220	432,338	82,733	467,711
Redeemed	(689,846)	(3,735,772)	(507,756)	(2,870,509)
Net increase (decrease) — Class L	(524,056)	(2,847,818)	719,623	4,148,475
CLASS I SHARES
Sold	18,315,257	100,488,512	22,905,772	131,017,821
Reinvestment of dividends	1,048,170	5,716,645	527,260	2,996,715
Redeemed	(12,322,476)	(67,326,296)	(4,344,964)	(24,665,607)
Net increase — Class I	7,040,951	38,878,861	19,088,068	109,348,929
CLASS C SHARES
Sold	2,559,885	13,858,145	1,908,891 *	10,741,074 *
Reinvestment of dividends	92,826	500,675	16,931 *	94,037 *
Redeemed	(567,435)	(3,077,015)	(62,403)*	(349,934)*
Net increase — Class C	2,085,276	11,281,805	1,863,419	10,485,177
CLASS IS SHARES
Sold	25,996,977	141,516,581	4,930,972	28,629,343
Reinvestment of dividends	865,094	4,740,712	434,668	2,479,481
Redeemed	(3,175,875)	(17,352,826)	(901,979)	(5,241,000)
Net increase — Class IS	23,686,196	128,904,467	4,463,661	25,867,824
Net increase in Fund	27,800,116	$152,001,755	27,950,769	$160,040,271

*  For the period April 30, 2015 through October 31, 2015.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2016 continued

13. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.77		$5.65		$5.70		$5.35
Income (loss) from investment operations:
Net investment income(2)	0.19		0.18		0.22		0.26		0.26
Net realized and unrealized gain (loss)	0.01		(0.21)		0.11		(0.06)		0.39
Total income (loss) from investment operations	0.20		(0.03)		0.33		0.20		0.65
Less dividends from net investment income	(0.22)		(0.23)		(0.21)		(0.25)		(0.30)
Net asset value, end of period	$5.49		$5.51		$5.77		$5.65		$5.70
Total Return(3)	3.72%		(0.53)%		5.91%		3.53%		12.54%
Ratios to Average Net Assets:
Net expenses	0.88	%(4)(6)	1.04	%(4)	1.16	%(4)(5)	1.19	%(4)(5)	1.09	%(4)
Net investment income	3.46	%(4)(6)	3.16	%(4)	3.72	%(4)(5)	4.51	%(4)(5)	4.76	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$87,515		$112,333		$106,612		$68,732		$77,573
Portfolio turnover rate	120%		102%		83%		91%		131%

(1)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.20%	3.68%
October 31, 2013	1.31	4.39

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.54		$5.79		$5.67		$5.72		$5.37
Income (loss) from investment operations:
Net investment income(2)	0.15		0.15		0.18		0.22		0.23
Net realized and unrealized gain (loss)	0.01		(0.21)		0.11		(0.06)		0.38
Total income (loss) from investment operations	0.16		(0.06)		0.29		0.16		0.61
Less dividends from net investment income	(0.18)		(0.19)		(0.17)		(0.21)		(0.26)
Net asset value, end of period	$5.52		$5.54		$5.79		$5.67		$5.72
Total Return(3)	2.94%		(1.01)%		5.15%		2.85%		11.79%
Ratios to Average Net Assets:
Net expenses	1.60	%(4)(5)(6)	1.68	%(4)(5)	1.84	%(4)(5)	1.77	%(4)(5)	1.69	%(4)
Net investment income	2.74	%(4)(5)(6)	2.63	%(4)(5)	3.10	%(4)(5)	3.91	%(4)(5)	4.16	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$790		$1,042		$1,502		$1,969		$4,406
Portfolio turnover rate	120%		102%		83%		91%		131%

(1)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class B shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.84%	2.50%
October 31, 2015	1.88	2.43
October 31, 2014	2.02	2.92
October 31, 2013	1.88	3.80

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.62%	2.72%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.77		$5.65		$5.70		$5.35
Income (loss) from investment operations:
Net investment income(2)	0.17		0.17		0.20		0.24		0.23
Net realized and unrealized gain (loss)	0.01		(0.21)		0.12		(0.06)		0.39
Total income (loss) from investment operations	0.18		(0.04)		0.32		0.18		0.62
Less dividends from net investment income	(0.20)		(0.22)		(0.20)		(0.23)		(0.27)
Net asset value, end of period	$5.49		$5.51		$5.77		$5.65		$5.70
Total Return(3)	3.48%		(0.73)%		5.63%		3.16%		11.88%
Ratios to Average Net Assets:
Net expenses	1.11	%(4)(6)	1.25	%(4)	1.42	%(4)(5)	1.55	%(4)(5)	1.68	%(4)
Net investment income	3.23	%(4)(6)	2.94	%(4)	3.46	%(4)(5)	4.15	%(4)(5)	4.17	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$9,909		$12,834		$9,275		$5,942		$6,744
Portfolio turnover rate	120%		102%		83%		91%		131%

(1)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.44%	3.44%
October 31, 2013	1.67	4.03

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.57		$5.82		$5.71		$5.75		$5.39
Income (loss) from investment operations:
Net investment income(2)	0.21		0.18		0.23		0.27		0.28
Net realized and unrealized gain (loss)	0.00	(4)	(0.18)		0.11		(0.05)		0.39
Total income (loss) from investment operations	0.21		(0.00	)(4)	0.34		0.22		0.67
Less dividends from net investment income	(0.23)		(0.25)		(0.23)		(0.26)		(0.31)
Net asset value, end of period	$5.55		$5.57		$5.82		$5.71		$5.75
Total Return(3)	4.00%		(0.17)%		6.19%		3.95%		12.91%
Ratios to Average Net Assets:
Net expenses	0.57	%(5)(7)	0.69	%(5)	0.80	%(5)(6)	0.94	%(5)(6)	0.84	%(5)
Net investment income	3.77	%(5)(7)	3.18	%(5)	3.88	%(5)(6)	4.77	%(5)(6)	5.01	%(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$173,507		$134,841		$29,761		$3,130		$1,892
Portfolio turnover rate	120%		102%		83%		91%		131%

(1)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Amount is less than $0.005.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.86%	3.82%
October 31, 2013	1.08	4.63

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2016(2)		PERIOD FROM APRIL 30, 2015(1) TO OCTOBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$5.73
Income (loss) from investment operations:
Net investment income(3)	0.15		0.03
Net realized and unrealized gain (loss)	0.01		(0.17)
Total income (loss) from investment operations	0.16		(0.14)
Less dividends from net investment income	(0.18)		(0.08)
Net asset value, end of period	$5.49		$5.51
Total Return(4)	3.03%		(2.48	)%(8)
Ratios to Average Net Assets:
Net expenses	1.58	%(5)(6)	1.74	%(5)(9)
Net investment income	2.76	%(5)(6)	1.22	%(5)(9)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$21,673		$10,269
Portfolio turnover rate	120%		102%

(1)  Commencement of Offering.

(2)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM
							SEPTEMBER 13, 2013(1)
	2016(2)		2015		2014		TO OCTOBER 31, 2013
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.57		$5.83		$5.71		$5.55
Income (loss) from investment operations:
Net income from investment operations(3)	0.21		0.21		0.18		0.03
Net realized and unrealized gain (loss)	0.01		(0.22)		0.17		0.17
Total income (loss) from investment operations	0.22		(0.01)		0.35		0.20
Less dividends and distributions from:
Net investment income	(0.24)		(0.25)		(0.23)		(0.04)
Net asset value, end of period	$5.55		$5.57		$5.83		$5.71
Total Return(4)	4.07%		(0.13)%		6.21%		3.70	%(9)
Ratios to Average Net Assets:
Net expenses	0.49	%(5)(6)(7)	0.64	%(5)	0.66	%(5)(6)	0.84	%(5)(6)(10)
Net investment income	3.85	%(5)(6)(7)	3.60	%(5)	3.06	%(5)(6)	4.54	%(5)(6)(10)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(8)	0.02%		0.00	%(7)(10)
Supplemental Data:
Net assets, end of period, in thousands	$195,039		$63,680		$40,579		$10
Portfolio turnover rate	120%		102%		83%		91%

(1)  Commencement of Offering.

(2)  Refer to Note 8 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.97%	2.75%
October 31, 2013	1.91	3.47

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Fixed Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund"), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Fixed Income Opportunities Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 28, 2016

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000- December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (74) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (80) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (69) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (84) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (53) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since2006).

Timothy J. Knierim (57) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (51) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

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Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2016

	Registrant		Covered Entities(1)
Audit Fees	$57,908		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$5,000	(3)	$9,000,199	(4)
All Other Fees	$—		$288,825	(5)
Total Non-Audit Fees	$5,000		$9,289,024

Total	$62,908		$9,289,024

2015

	Registrant		Covered Entities(1)
Audit Fees	$57,908		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$5,000	(3)	$7,968,463	(4)
All Other Fees	$—		$212,000	(5)
Total Non-Audit Fees	$5,000		$8,180,463

Total	$62,908		$8,180,463

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the

Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 15, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 15, 2016